Net Revenue	3 Months Ended
Mar. 31, 2026
Net Revenue [Abstract]
Net revenue

21 Net revenue

	Three-month period ended March 31,
	2026	2025
Domestic sales	16,160,712	14,609,063
Export sales	5,447,913	4,917,457
NET REVENUE	21,608,625	19,526,520

21.1 Contract balances - Advances from customer

Customer advance revenues are related to payments received in advance of satisfying the performance obligation under the contract. Moreover, a contract liability is recognized when the Group has an obligation to transfer products to a customer from whom the consideration has already been received. The recognition of the contractual liability occurs at the time when the consideration is received and settled. The Group recognizes revenue upon fulfilling the related performance obligation. Contract liabilities are presented as advances from customers in the statement of financial position.

The following table provides information about trade accounts receivable and contract liabilities from contracts with customers:

	Note	March 31, 2026	December 31, 2025
Trade accounts receivable	4	3,877,391	4,231,924
Contract liabilities		(498,107)	(344,423)
Total customer contract revenue		3,379,284	3,887,501